Right-Of-Use Assets, Net, Lease Liabilities and Long-term Deferred Expenses (Schedule of right-of-use assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	$ 174,515	$ 126,784
Depreciation charge for the year	(8,594)	(8,763)
Adjustments	9,536	56,494
Balance at end of year	175,457	174,515
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	91,493	76,963
Depreciation charge for the year	(3,572)	(3,770)
Adjustments	(42,726)	18,300
Balance at end of year	45,195	91,493
Pressure Regulation And Management System Facility Member
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	14,534	13,977
Depreciation charge for the year	(1,229)	(1,209)
Adjustments	(97)	1,766
Balance at end of year	13,208	14,534
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	10,950	8,353
Depreciation charge for the year	(2,327)	(2,538)
Adjustments	(143)	5,135
Balance at end of year	8,480	10,950
Long-term deferred expenses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	57,538	27,491
Depreciation charge for the year	(1,466)	(1,246)
Adjustments	52,502	31,293
Balance at end of year	$ 108,574	$ 57,538